EXHIBIT 99.75

tsg rating agency grades detail report

Loan ID	Loan Number 2	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
xxxxxx	760830	C	A	C	A	C	A	C	A	Closed	xxxxxx	xxxxxx	xxxxxx	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-xxxxxx
Ready for Review-Document Uploaded.  - Seller-xxxxxx
																					Open-All Interested Parties Not Checked with Exclusionary Lists Only buyers, originator, and sellers were checked against the Exclusionary lists. - Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. - Seller-xxxxxx	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-xxxxxx			xxxxxx.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
xxxxxx	760830	C	A	C	A	C	A	C	A	Closed	xxxxxx	xxxxxx	xxxxxx	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-xxxxxx
Ready for Review-Document Uploaded.  - Seller-xxxxxx
																					Open-OFAC Check Not Completed and/or Cleared Only buyers, originator, and sellers were checked against the OFAC List. - Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. - Seller-xxxxxx	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-xxxxxx			xxxxxx.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
xxxxxx	760830	C	A	C	A	C	A	C	A	Closed	xxxxxx	xxxxxx	xxxxxx	Resolved	1 - Information	C	A	Compliance	TRID	TRID Total of Payments Test	Resolved-Received the COC. - Due Diligence Vendor-xxxxxx
Ready for Review-Document Uploaded.  - Seller-xxxxxx
																					Open-This loan failed the TRID total of payments test. xxxxxx The total of payments is $1,661,308.20. The disclosed total of payments of $1,623,349.20 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. - Seller-xxxxxx	Resolved-Received the COC. - Due Diligence Vendor-xxxxxx			xxxxxx.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
xxxxxx	760830	C	A	C	A	C	A	C	A	Closed	xxxxxx	xxxxxx	xxxxxx	Resolved	1 - Information	C	A	Property	Data	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-LCA of 2.5 was delivered.
 - Due Diligence Vendor-xxxxxx
Ready for Review-Document Uploaded.  - Seller-xxxxxx
																					Open-Secondary Valuation or Additional Valuation has not been entered per securitization requirements and CU Score, if present, is greater than 2.5 - Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. - Seller-xxxxxx	Resolved-LCA of 2.5 was delivered. - Due Diligence Vendor-xxxxxx			xxxxxx.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
xxxxxx	760831	C	A	C	A	A	A	A	A	Closed	xxxxxx	xxxxxx	xxxxxx	Resolved	1 - Information	B	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of xxxxxx is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-xxxxxx
Ready for Review-Document Uploaded.  - Seller-xxxxxx
																					Open-Title Coverage Amount of $xxxxxx is Less than Total Amount of Subject Lien(s) Title report reflects proposed loan amount of $xxxxxx page 185. Note reflects amount of xxxxxx--Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. - Seller-xxxxxx	Resolved-Title Coverage Amount of $xxxxxx is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-xxxxxx			xxxxxx title policy.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
xxxxxx	760831	C	A	C	A	A	A	A	A	Closed	xxxxxx	xxxxxx	xxxxxx	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $xxxxxx is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor1xxxxxx
Ready for Review-Document Uploaded. Per the Replacement Cost Estimator from Farmers Insurance, replacement cost is $xxxxxx - Seller-1xxxxxx
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $xxxxxx is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 No replacement cost estimate located in file. Unpaid principle balance of loan amount is required. $xxxxxx - Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. Per the Replacement Cost Estimator from Farmers Insurance, replacement cost is $xxxxxx- Seller-xxxxxx	Resolved-Hazard Insurance Coverage Amount of $xxxxxx is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-xxxxxx
																										xxxxxx Replacement cost.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A